SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 16 — SEGMENT REPORTING
The Company has two reportable segments: real estate and credit. Corporate/other represents all corporate level and unallocated items and includes the Company’s other asset management activities and operating expenses. There were no changes in the structure of the Company’s internal organization that prompted the change in reportable segments. Prior period amounts have been revised to conform to the current year presentation shown below.
The following tables present segment reporting for the three and six months ended June 30, 2021 and 2020 (in thousands):

	Real Estate	Credit	Corporate/Other (1)	Company Total
Three Months Ended June 30, 2021
Rental and other property income	$75,203	$—	$99	$75,302
Interest income	—	16,460	—	16,460

Total revenues	75,203	16,460	99	91,762

General and administrative	55	331	3,219	3,605
Property operating	7,613	—	3,743	11,356
Real estate tax	7,196	—	510	7,706
Expense reimbursements to related parties	—	—	3,210	3,210
Management fees	8,533	3,222	—	11,755
Transaction-related	27	—	—	27
Depreciation and amortization	24,647	—	—	24,647
Real estate impairment	77	—	—	77
Provision for credit losses	—	123	—	123

Total operating expenses	48,148	3,676	10,682	62,506

Gain on disposition of real estate and condominium developments, net	44,976	—	1,493	46,469

Operating income (loss)	72,031	12,784	(9,090)	75,725
Other expense:
Interest expense and other, net	(3,713)	(3,341)	(9,406)	(16,460)
Loss on extinguishment of debt	(1,372)	—	(106)	(1,478)

Segment net income (loss)	$66,946	$9,443	$(18,602)	$57,787

Total assets as of June 30, 2021	$3,089,744	$1,479,061	$280,357	$4,849,162

(1)
Includes condominium and rental units acquired via foreclosure during the six months ended June 30, 2021. During the year ended December 31, 2019, the borrower on the Company’s eight mezzanine loans became delinquent on certain required reserve payments. Throughout 2020, the borrower remained delinquent on the required reserve payments and became delinquent on principal and interest. As a result, the Company classified the loans as a troubled debt restructuring and commenced foreclosure proceedings. Upon completing foreclosure in January 2021, the Company took control of the assets which previously secured its mezzanine loans.

	Real Estate	Credit	Corporate/Other (1)	Company Total
Six Months Ended June 30, 2021
Rental and other property income	$151,998	$—	$234	$152,232
Interest income	—	28,413	—	28,413

Total revenues	151,998	28,413	234	180,645

General and administrative	119	713	7,201	8,033
Property operating	14,742	—	6,733	21,475
Real estate tax	15,065	—	4,860	19,925
Expense reimbursements to related parties	—	—	5,871	5,871
Management fees	17,864	5,468	—	23,332
Transaction-related	31	—	—	31
Depreciation and amortization	50,385	—	—	50,385
Real estate impairment	4,377	—	—	4,377
Provision for credit losses	—	691	—	691

Total operating expenses	102,583	6,872	24,665	134,120

Gain on disposition of real estate and condominium developments, net	44,976	—	1,493	46,469

Operating income (loss)	94,391	21,541	(22,938)	92,994
Other expense:
Interest expense and other, net	(7,829)	(6,888)	(21,765)	(36,482)
Loss on extinguishment of debt	(1,372)	—	(106)	(1,478)

Segment net income (loss)	$85,190	$14,653	$(44,809)	$55,034

Total assets as of June 30, 2021	$3,089,744	$1,479,061	$280,357	$4,849,162

(1)
Includes condominium and rental units acquired via foreclosure during the six months ended June 30, 2021. During the year ended December 31, 2019, the borrower on the Company’s eight mezzanine loans became delinquent on certain required reserve payments. Throughout 2020, the borrower remained delinquent on the required reserve payments and became delinquent on principal and interest. As a result, the Company classified the loans as a troubled debt restructuring and commenced foreclosure proceedings. Upon completing foreclosure in January 2021, The Company took control of the assets which previously secured its mezzanine loans.

	Real Estate	Credit	Corporate/Other	Company Total
Three Months Ended June 30, 2020
Rental and other property income	$60,103	$—	$—	$60,103
Interest income	—	7,193	—	7,193

Total revenues	60,103	7,193	—	67,296

General and administrative	55	512	2,453	3,020
Property operating	4,811	—	—	4,811
Real estate tax	6,748	—	—	6,748
Expense reimbursements to related parties	—	—	3,057	3,057
Management fees	8,042	1,708	—	9,750
Transaction-related	120	5	—	125
Depreciation and amortization	19,696	—	—	19,696
Real estate impairment	3,831	—	—	3,831
Provision for credit losses	—	7,905	—	7,905

Total operating expenses	43,303	10,130	5,510	58,943
Gain on disposition of real estate, net	3,791	—	—	3,791
Merger-related expenses, net	—	—	—	—
Merger termination fee income	—	—	—	—

Operating income (loss)	20,591	(2,937)	(5,510)	12,144

Other expense:
Interest expense and other, net	(5,560)	(762)	(9,198)	(15,520)
Loss on extinguishment of debt	(12)	—	(358)	(370)

Segment net income (loss)	$15,019	$(3,699)	$(15,066)	$(3,746)

Total assets as of June 30, 2020	$2,712,707	$708,084	$243,544	$3,664,335

	Real Estate	Credit	Corporate/Other	Company Total
Six Months Ended June 30, 2020
Rental and other property income	$128,539	$—	$—	$128,539
Interest income	—	12,764	—	12,764

Total revenues	128,539	12,764	—	141,303

General and administrative	117	524	5,261	5,902
Property operating	11,676	—	—	11,676
Real estate tax	13,726	—	—	13,726
Expense reimbursements to related parties	—	—	5,235	5,235
Management fees	17,523	2,077	—	19,600
Transaction-related	245	5	—	250
Depreciation and amortization	40,519	—	—	40,519
Real estate impairment	15,507	—	—	15,507
Provision for credit losses	—	25,682	—	25,682

Total operating expenses	99,313	28,288	10,496	138,097
Gain on disposition of real estate, net	16,901	—	—	16,901

Operating income (loss)	46,127	(15,524)	(10,496)	20,107

Other expense:
Interest expense and other, net	(11,895)	(562)	(18,819)	(31,276)
Loss on extinguishment of debt	(4,394)	—	(358)	(4,752)

Segment net income (loss)	$29,838	$(16,086)	$(29,673)	$(15,921)

Total assets as of June 30, 2020	$2,712,707	$708,084	$243,544	$3,664,335

NOTE	17 — SEGMENT REPORTING
As of December 31, 2020, the Company determined that it has two reportable segments: real estate and credit. Corporate/other represents all corporate level and unallocated items and includes the Company’s other asset management activities and operating expenses. There were no changes in the structure of the Company’s internal organization that prompted the change in reportable segments. Prior period amounts have been revised to conform to the current year presentation shown below.
The following tables present segment reporting for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	Year Ended December 31, 2020
	Real Estate	Credit	Corporate/Other	Company Total
Rental and other property income	$261,530	$—	$—	$261,530
Interest income	—	29,393	—	29,393

Total revenues	261,530	29,393	—	290,923

General and administrative	291	2,080	13,014	15,385
Property operating	23,399	—	—	23,399
Real estate tax	27,691	—	—	27,691
Management and advisory fees and expenses	32,164	7,861	4,718	44,743
Transaction-related	346	9	550	905
Depreciation and amortization	80,973	—	—	80,973
Impairment	16,737	—	—	16,737
Provision for credit losses	—	68,356	—	68,356

Total operating expenses	181,601	78,306	18,282	278,189

Gain on disposition of real estate, net	27,518	—	—	27,518
Merger-related expenses	—	—	(2,193)	(2,193)
Merger termination fee income	—	—	7,380	7,380

Operating income (loss)	107,447	(48,913)	(13,095)	45,439

Other expense:
Interest expense and other, net	(21,380)	(5,101)	(37,635)	(64,116)
Loss on extinguishment of debt	(4,394)	—	(447)	(4,841)

Segment net income (loss)	$81,673	$(54,014)	$(51,177)	$(23,518)

Total assets as of December 31, 2020	$3,405,590	$949,764	$104,255	$4,459,609

	Year Ended December 31, 2019
	Real Estate	Credit	Corporate/Other	Company Total
Rental and other property income	$393,224	$—	$—	$393,224
Interest income	—	20,132	—	20,132

Total revenues	393,224	20,132	—	413,356

General and administrative	428	10	13,291	13,729
Property operating	33,462	—	—	33,462
Real estate tax	32,196	—	—	32,196
Management and advisory fees and expenses	35,557	1,688	5,094	42,339
Transaction-related	288	1,242	748	2,278
Depreciation and amortization	107,867	—	—	107,867
Impairment	72,939	—	—	72,939

Total operating expenses	282,737	2,940	19,133	304,810

Gain on disposition of real estate, net	180,666	—	—	180,666

Operating income (loss)	291,153	17,192	(19,133)	289,212

Other expense:
Interest expense and other, net	(45,606)	(19)	(53,340)	(98,965)
Loss on extinguishment of debt	(6,482)	—	(745)	(7,227)

Segment net income (loss)	239,065	17,173	(73,218)	183,020
Segment net income (loss) attributable to non-controlling interest	121	—	—	121

Segment net income (loss) attributable to the Company	$238,944	$17,173	$(73,218)	$182,899

Total assets as of December 31, 2019	$2,895,609	$551,805	$221,209	$3,668,623

	Year Ended December 31, 2018
	Real Estate	Credit	Corporate/Other	Company Total
Rental and other property income	$429,636	$—	$—	$429,636
Interest income	—	1,640	—	1,640

Total revenues	429,636	1,640	—	431,276

General and administrative	502	—	13,625	14,127
Property operating	30,267	—	—	30,267
Real estate tax	37,898	—	—	37,898
Management and advisory fees and expenses	38,032	53	5,314	43,399
Transaction-related	85	1,786	730	2,601
Depreciation and amortization	140,979	—	—	140,979
Impairment	32,975	—	—	32,975

Total operating expenses	280,738	1,839	19,669	302,246

Gain on disposition of real estate, net	6,299	—	—	6,299

Operating income (loss)	155,197	(199)	(19,669)	135,329

Other expense:
Interest expense and other, net	(49,458)	—	(48,413)	(97,871)
Loss on extinguishment of debt	(46)	—	—	(46)

Segment net income (loss)	105,693	(199)	(68,082)	37,412
Segment net income (loss) attributable to non-controlling interest	134	—	—	134

Segment net income (loss) attributable to the Company	$105,559	$(199)	$(68,082)	$37,278

Total assets as of December 31, 2018	$4,502,999	$90,788	$23,584	$4,617,371